Income Taxes - Effective Tax Reconciliation - (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax benefit/ (expense)	$ 1,400	$ (428)	$ 358
Income tax benefit/ (expense)	978	(4,122)	(5,428)
AB USA's
Current tax expense	(312)
Deferred tax benefit/ (expense)	0
Income tax benefit/ (expense)	(312)
Effective tax rate Reconciliation	45.60%
ABAS
Current tax expense	0	(75)	(187)
Deferred tax benefit/ (expense)	(332)	(241)	547
Income tax benefit/ (expense)	(332)	(316)	360
Effective tax rate Reconciliation	44.09%	80.00%	(31.72%)
Aegean NWE
Current tax expense	0	(3,370)	(5,177)
Deferred tax benefit/ (expense)	1,732	(187)	(225)
Income tax benefit/ (expense)	1,732	(3,557)	(5,402)
Effective tax rate Reconciliation	33.44%	34.32%	34.69%
ICS
Current tax expense	(110)	(249)	(356)
Deferred tax benefit/ (expense)	0	0	0
Income tax benefit/ (expense)	$ (110)	$ (249)	$ (356)
Effective tax rate Reconciliation	13.63%	11.28%	11.26%